Annual Total Returns [BarChart] - iShares Interest Rate Hedged Corporate Bond ETF - iShares Interest Rate Hedged Corporate Bond ETF	Mar. 01, 2021
Bar Chart Table:
Annual Return 2015	(2.39%)
Annual Return 2016	5.21%
Annual Return 2017	6.16%
Annual Return 2018	(1.79%)
Annual Return 2019	9.17%
Annual Return 2020	1.48%